Transaction and Integration-related Costs Associated with the Combination	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Transaction and Integration-related Costs Associated with the Combination

5. Transaction and Integration-related Costs Associated with the Combination

The following table summarizes the transaction and integration costs associated with the Combination:

	Years ended December 31,
	2024	2023	2022
Transaction-related costs associated with the Combination	$(202)	$(78)	$—
Integration-related costs associated with the Combination	(193)	—	—
Total transaction and integration-related costs associated with the Combination	$(395)	$(78)	$—

Transaction-related Costs Associated with the Combination

Transaction-related costs associated with the Combination comprise of banking and financing related costs as well as legal and other professional services which are directly attributable to the Combination and retention payments that are contractually committed to and associated with the successful completion of the Combination.

Integration-related Costs Associated with the Combination

We incur integration costs post-acquisition that reflect work performed to facilitate merger and acquisition integration and primarily consist of professional services and personnel and related expenses, such as work associated with information systems.

We consider transaction and integration costs to be corporate costs regardless of the segment or segments involved in the transaction.